Corporate information	12 Months Ended
Dec. 31, 2019
Corporate Information [Abstract]
Disclosure Corporate Information
1.	Corporate information
Wanda Sports Group Company Limited (the “Company”), founded on November 28, 2018, is a listed company incorporated and domiciled in Hong Kong SAR, People’s Republic of China (“PRC”). The registered office is located in Hong Kong. The Company went public on July 26, 2019 in the NASDAQ stock market.
In 2019, the Company underwent a series of reorganization steps (the “Reorganization”). The Company entered into a series of contractual agreements to transfer the business operations of Infront Holding AG (“IHAG”), Wanda Sports Co., Ltd. (“WSC”) and Wanda Sports Holdings (USA) Inc. (“WSH”) to the Company:

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On March 6, 2019, a contribution and issuance agreement was entered into between the Company and Infront International Holdings AG (“IIHAG”), pursuant to which IIHAG contributed 94.3% of the share capital of IHAG to the Company for 92,216,208 newly issued Class B ordinary shares of the Company;

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On March 14, 2019, a contribution and issuance agreement was entered between the Company and Wanda Sports & Media (Hong Kong) Holding Co. Limited (“WSM”), pursuant to which WSM contributed 5.7% of the share capital of IHAG outstanding as of the date thereof it had acquired or had agreed to acquire from certain management members of IHAG, to the Company for 5,878,399 Class B newly issued shares of the Company. By the end of 2019, WSM had acquired all such shares and contributed them to the Company.

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On March 14, 2019, variable interest entity (“VIE”) agreements were entered into among Dalian Wanda Group Co., Ltd. (“WG”, an entity controlled by the ultimate controlling shareholder, Mr. Jianlin Wang, and holding a 10% equity interest of WSC), Beijing Wanda Culture Industry Group Co., Ltd. (“BWCIGC”, a subsidiary of WG, holding an 85% equity interest of WSC), Mr. Jianlin Wang (the ultimate controlling shareholder of WG, holding a 5% equity interest of WSC) and Infront Sports & Media (China) Co. Ltd. (“Infront China”), a subsidiary of IHAG, pursuant to which a contractual arrangement was established among Infront China, WSC’s nominee shareholders and WSC whose businesses include those restricted from foreign investment under People’s Republic of China (“PRC”) law, conferring Infront China the right to control over and to receive variable returns from WSC. As a result of the VIE agreements, WSC was consolidated as an indirect subsidiary of the Company. Meanwhile, the Company entered into a contribution and issuance agreement with WSM, WG, BWCIGC and Mr. Jianlin Wang, pursuant to which the Company agreed to allot and issue 32,346,028 Class B ordinary shares to WSM, which will hold these shares on behalf and for the benefits of WG, BWCIGC and Mr. Jianlin Wang. WG, BWCIGC, Infront China and WSC were under the common control of Mr. Jianlin Wang before and after the arrangements; and

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On March 14, 2019, a contribution and issuance agreement was entered into between the Company and WSM, pursuant to which WSM contributed 100% of the share capital of WSH to the Company in exchange for 38,890,537 newly issued Class B ordinary shares of the Company and a receivable of US$400 million (approximately €353,732) in cash. A promissory note of US$400 million (approximately €353,732) was issued by the Company to WSM. The promissory note was used to be interest free and repayable on demand before the Group has reached a supplemental agreement regarding to the outstanding balances in December 2019.

The aforesaid Reorganization was completed in March 2019, and the Company became the holding company of the subsidiaries comprising the Group. The Company and its subsidiaries (collectively referred to as the “Group”) are principally engaged in the distribution of rights, hosting broadcast, digital media and entertainment, program production, event operations and licensing, brand development and sponsorships. Information on the Group’s structure is provided in Note 6. Information on other related party relationships of the Group is provided in Note 40.